SHARE CAPITAL	12 Months Ended
Dec. 31, 2025
SHARE CAPITAL
SHARE CAPITAL

12. SHARE CAPITAL

a) Authorized

Unlimited number of common shares with no par value.

Unlimited number of preferred shares with no par value.

b) Issued and Fully Paid

Common shares as at December 31, 2025: 1,343,755,162 (December 31, 2024 - 1,079,863,747).

Preferred shares as at December 31, 2025: nil (December 31, 2024 - nil).

During the year ended December 31, 2025, the Company issued an aggregate of 263,891,415 (December 31, 2024 - 107,864,832) common shares through various transactions. These included the issuance of 66,670,000 (December 31, 2024 - nil) shares pursuant to a public offering and 128,350,000 (December 31, 2024 - 103,582,297) shares through a private placement. In addition, the Company issued 8,012,500 (December 31, 2024 - nil) common shares on the exercise of stock options, 53,808,847 (December 31, 2024 - nil) common shares on the exercise of warrants, 3,511,533 (December 31, 2024 - 223,334) common shares upon settlement of restricted share units, and 758,000 common shares upon settlement of performance share units. A further 1,962,535 (December 31, 2024 - 4,059,201) shares were issued in connection with project acquisitions and 818,000 (December 31, 2024 - nil) shares for marketing services. As a result, the Company had 1,343,755,162 (December 31, 2024 - 1,079,863,747) common shares issued and outstanding as at December 31, 2025.

Public Offering Financing

On July 22, 2025, the Company completed a public offering of 66,670,000 units at $0.18 per unit for gross proceeds of $12,000,600 (the “Public Offering”). Each unit consists of one common share and one-half warrant. Each warrant entitles the holder to purchase one common share of the Company at a price of $0.27 per share until July 22, 2028. Proceeds were allocated using the relative fair value method and as a result, $9,753,000 was allocated to share capital and $1,495,000 to warrant reserve. The fair value of the warrants was determined based on the Black-Scholes option pricing model, using the following inputs: exercise price $0.27 per share, expected life of 3 years, risk-free rate of 2.79% per annum, and volatility rate of 58.52%. In connection with the Public Offering, the Company paid a total share issuance cost of $753,000.

Non-Brokered Private Placement Financings

On June 14, 2024, the Company completed a non-brokered private placement raising aggregate gross proceeds of $6,950,000 which consisted of 31,212,121 common shares that qualify as “flow-through shares” (the “FT Share”) for the purposes of the ITA at a price of $0.165 per FT Share, and 10,000,000 common shares that qualify as “flowthrough shares” for the purposes of the ITA and the Taxation Act (Quebec) (the “Quebec FT Shares”) at a price of $0.18 per Quebec FT Share. An amount of $4,741,000 ($5,152,000 net of issuance costs of $411,000) was recorded in share capital, and $1,798,000, representing the implied premium, was recorded as a flow-through share premium liability (Note 11).

On October 10, 2024, the Company closed a non-brokered private placement raising aggregate gross proceeds of $7,353,000 (the “October Offering”) which consisted of 54,463,706 units of the Company (the “October Units”) at a price of $0.135 per October Unit. In connection with the October Offering, the Company paid issuance costs of $149,000 in cash. Each October Unit consists of one common share of the Company and one-half of one common share purchase warrant (the “October Warrant”). Each October Warrant entitles the holder to acquire one common share of the Company (the “Warrant Share”) at an exercise price of $0.20 per Warrant Share at any time prior to the date which is 36 months following the closing date of the October Offering. The October Warrants were valued at $813,000 ($830,000 net of issuance costs of $17,000) of using the relative fair value method. The fair value of warrants was determined using Black-Scholes option pricing model, which takes into account of the following assumptions: Exercise price $0.20 per share; time to expiration – 3 years; risk-free rate at 3.11% per annum and volatility rate at 53.66%.

On August 5, 2025, the Company completed non-brokered private placements for a total gross proceeds of $24,437,000 (the “August Offering”). Pursuant to the August Offering, the Company issued 95,000,000 units (the “Units”) at $0.18 per unit for gross proceeds of $17,100,000 and 33,350,000 flow-through units (the “FT Units”) at $0.22 per FT Unit for gross proceeds of $7,337,000. Each unit consists of one common share and one-half share purchase warrant. Each FT Unit consists of one FT Share (a “FT Share”) and one-half share purchase warrant. Each whole warrant entitles the holder to purchase one common share of the Company at a price of $0.27 per share until August 2028. Each FT Share will qualify as a “flow-through share” for the purposes of the Income Tax Act (Canada) (the “ITA”). Total proceeds of $19,164,000 was allocated to share capital, $2,754,000 was allocated to warrant reserve and $1,668,000 was allocated to flow-through premium liability. The following inputs were used in valuing the warrants: exercise price $0.27 per share, expected life of 3 years, risk-free rate of 2.69% per annum, and volatility rate of 58.46%. In connection with the August Offering, the Company paid a total share issuance cost of $851,000.

Bought Deal Financing

On September 26, 2024, the Company completed a bought deal public offering (the “September Offering”). Pursuant to the September Offering, the Company raised aggregate gross proceeds of $8,050,000 which consisted of 59,629,800 units (the “Bought Deal Units”) of the Company at a price of $0.135 per Bought Deal Unit. In connection with the September Offering, the Company incurred issuance costs of $887,000 in cash, including professional fees, underwriters’ commission, and underwriters’ legal fees. Each Bought Deal Unit consisted of one common share and one half of one common share purchase warrant (the “Bought Deal Warrant”), with each full common share purchase Bought Deal Warrant being exercisable to acquire one additional common share of the Company at an exercise price of $0.20 for a period 36 months following the closing date of the September Offering. An amount of $6,330,000 ($7,114,000 net of issuance costs of $784,000) was recorded in share capital. The Bought Deal Warrants were assigned a relative fair value of $833,000 ($936,000 net of allocated share issuance costs of $103,000) using Black-Scholes option pricing model, which takes into account of the following assumptions: Exercise price $0.20 per share; an expected life of 3.0 years; risk-free interest rate of 2.90% per annum; volatility rate at 53.61%, share price assumption of $0.135 and dividend yield of 0%.

c) Warrants

During the year ended December 31, 2025, the Company issued 53,808,807 (December 31, 2024 - nil) common shares pursuant to the exercise of warrants for an aggregate proceeds of $10,906,000 (2024 - $nil).

The movements in warrants during the years ended December 31, 2025 and 2024 are summarized as follows:

	Number	Weighted average exercise price
Balance as at December 31, 2023	84,639,987	$0.270
Warrants issued	57,046,753	0.200
Balance as at December 31, 2024	141,686,740	$0.242
Warrants issued	97,509,993	0.270
Warrants exercised	(53,808,807)	0.203
Balance as at December 31, 2025	185,387,926	$0.237

The following table summarizes information about warrants outstanding as at December 31, 2025:

Exercise price	Number of warrants outstanding	Weighted average exercise price ($ per share)	Weighted average remaining life (years)
$0.200	80,689,762	$0.200	1.38
$0.270	104,698,164	$0.270	2.40
	185,387,926	$0.237	1.96

d) Stock Options

The Company has adopted a stock option plan that allows for the granting of stock options to Directors, Officers, employees and certain consultants of the Company for up to 10% of the Company’s issued and outstanding common shares. Stock options granted under the plan may be subject to vesting provisions as determined by the Board of Directors.

During the year ended December 31, 2025, the Company issued 8,012,500 (December 31, 2024 - nil) common shares pursuant to the exercise of stock options, for net proceeds of $1,157,000 (2024 - $nil). The weighted average share price at the date of exercise of these stock options was $0.23 per share (2024 - $nil). In connection with the exercises, the Company transferred $583,000 (2024 - $nil) from share-based payment reserve to share capital.

The movements in stock options during the years ended December 31, 2025 and 2024 are summarized as follows:

	Number	Weighted average exercise price
Balance as at December 31, 2023	45,060,000	$0.280
Options granted	26,907,500	0.118
Options expired	(11,500,000)	0.325
Options forfeited	(2,000,000)	0.169
Balance as at December 31, 2024	58,467,500	$0.200
Options granted	19,800,000	0.147
Options exercised	(8,012,500)	0.144
Options expired	(4,825,000)	0.287
Options forfeited	(700,000)	0.125
Balance as at December 31, 2025	64,730,000	$0.185

The following table summarizes information about the stock options outstanding as at December 31, 2025:

	Options Outstanding			Options Exercisable
Exercise price	Number of options	Weighted average exercise price ($ per share)	Weighted average remaining life (years)	Number of options	Weighted average exercise price ($ per share)	Weighted average remaining life (years)
$0.10 - 0.18	36,695,000	$0.121	3.54	28,145,000	$0.120	3.37
$0.185 - 0.25	12,435,000	$0.191	2.11	12,435,000	$0.191	2.11
$0.26 - 0.50	15,600,000	$0.328	1.24	14,150,000	$0.324	0.87
	64,730,000	$0.184	2.71	54,730,000	$0.189	2.44

During the year ended December 31, 2025, there were 19,800,000 (December 31, 2024 - 26,907,500) stock options granted with an aggregate fair value at the date of grant of $1,462,000 (December 31, 2024 - $1,521,000). As at December 31, 2025, 10,000,000 (December 31, 2024 – 13,247,500) stock options remain unvested with an aggregate grant date fair value of $360,000 (December 31, 2024 - $752,000).

Certain stock options granted were directly attributable to exploration and evaluation expenditures on mineral properties and were therefore capitalized to mineral properties.

In addition, certain stock options were subject to vesting provisions. These two factors result in differences between the aggregate fair value of stock options granted and total share-based payments expensed during the periods.

For the year ended December 31, 2025, share-based payments expense is comprised of stock options for $1,214,000, restricted share units (“RSUs”) for $773,000, deferred share units (“DSUs”) for $49,000, and performance share units (“PSUs”) for $519,000, net with PSU assessment of $180,000, which are classified within the financial statements as follows:

	For the years ended December 31,
Statements of Net Loss:	2025	2024
General and administration	$1,084	$936
Exploration and evaluation	32	17
Investor relations and marketing communications	193	254
Corporate development and due diligence	391	412
Subtotal	$1,701	$1,619
Statements of Financial Position:
Mineral Properties	855	697
Total	$2,556	$2,316

The grant date fair value of the stock options granted in the period has been estimated using the Black-Scholes option pricing model with the following weighted average assumptions:

	For the years ended December 31,
	2025	2024
Risk-free interest rate	2.80%	3.50%
Share price at grant date (in dollars)	$0.15	$0.12
Exercise price (in dollars)	$0.15	$0.12
Expected life (years)	5.00 years	5.00 years
Expected volatility (1)	57.70%	57.20%
Forfeiture rate (2)	3.50%	7.50%
Expected dividend yield	Nil	Nil

(1)	The computation of expected volatility was based on the Company’s historical price volatility, over a period which approximates the expected life of the option.
(2)	The computation of the forfeiture rate was based on management’s estimate of expected forfeitures over the vesting period, using historical forfeiture experience and expected employee turnover.

e) Restricted Share Units

During the year ended December 31, 2025, the Company granted 7,756,956 (December 31, 2024 - 8,422,115) RSUs under its share-based compensation plan to the Company’s executive officers and management as part of the Company’s long-term incentive plan (“LTIP”). Unless otherwise stated, the awards typically have a graded vesting schedule over a three-year period and will be settled in equity upon vesting.

During the year ended December 31, 2025, the Company issued 3,511,533 (December 31, 2024 – 1,094,168) common shares pursuant to the exercise of RSUs for an aggregate settlement value of $433,000 (2024 - $274,000).

The associated compensation cost, which is based on the underlying share price on the date of grant, is recorded as share-based payments expense against share-based payment reserve.

The following table summarizes the changes in RSU’s for the years ended December 31, 2025 and 2024:

	Number	Weighted average fair value
Balance as at December 31, 2023	3,613,715	$0.200
RSUs granted	8,422,115	0.106
RSUs settled	(1,094,168)	0.251
RSUs forfeited	(1,261,213)	0.182
Balance as at December 31, 2024	9,680,449	$0.115
RSUs granted	7,756,956	0.108
RSUs settled	(3,511,533)	0.123
Balance as at December 31, 2025	13,925,872	$0.112

f) Deferred Share Units

During the year ended December 31, 2025, the Company granted 400,000 (December 31, 2024 - 400,000) DSUs under its share-based compensation plan to a director as part of the Company’s LTIP. DSUs have a graded vesting schedule over an 18-month period and will be settled in equity upon vesting.

The associated compensation cost, which is based on the underlying share price on the date of grant, is recorded as share-based payments expense against share-based payment reserve.

	Number	Weighted average fair value
Balance as at December 31, 2023	1,109,000	$0.250
DSUs granted	400,000	0.106
Balance as at December 31, 2024	1,509,000	$0.212
DSUs granted	400,000	0.125
Balance as at December 31, 2025	1,909,000	$0.192

g) Performance Share Units

During year ended December 31, 2025, the Company granted 3,600,000 (December 31, 2024 - 5,650,000) PSUs under the Plan to certain executives as part of the Company’s LTIP. The amount of shares ultimately to be issued will vary from a factor of 0 to 2 based on the number of PSUs granted, depending on the Company’s share performance as compared to the share performance of a selected group of peer companies.

The estimated value of the PSUs is determined at the grant date using a Monte Carlo simulation model. The model is based on several assumptions, including the grant date share price of the Company’s common shares, share price volatility of the Company’s stock, the volatility of the selected group of peer companies, the correlation of returns between the peer group and the Company, the risk-free interest rate over the term of the awards, the expected term to vesting, and the dividend yield. These assumptions are used in estimating the grant date fair value of the PSUs, which are subject to market-based performance conditions.

During the year ended December 31, 2025, the Company issued 758,000 (December 31, 2024 - Nil) common shares pursuant to the settlement of PSUs for an aggregate value of $180,000 (December 31, 2024 - $Nil).

The following table summarizes the changes in PSUs for the years ended December 31, 2025 and 2024:

	Number	Weighted average fair value
Balance as at December 31, 2023	6,813,000	$0.230
PSUs granted	5,650,000	0.092
PSUs forfeited	(1,997,000)	0.225
Balance as at December 31, 2024	10,466,000	$0.157
PSUs granted	3,600,000	0.131
PSUs settled	(758,000)	0.238
PSUs forfeited	(758,000)	0.238
Balance as at December 31, 2025	12,550,000	$0.142